Securities (Securities With Unrealized Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	$ 6,541	$ 6,270
Less than 12 Months, Unrealized Loss	$ 43	8
12 Months or More, Fair Value		886
12 Months or More, Unrealized Loss		11
Total, Fair Value	$ 6,541	7,156
Total, Unrealized Loss	$ 43	19
Corporate Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value		1,259
Less than 12 Months, Unrealized Loss		$ 1
12 Months or More, Fair Value
12 Months or More, Unrealized Loss
Total, Fair Value		$ 1,259
Total, Unrealized Loss		1
State and Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value
Less than 12 Months, Unrealized Loss
12 Months or More, Fair Value		886
12 Months or More, Unrealized Loss		11
Total, Fair Value		886
Total, Unrealized Loss		11
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	$ 6,541	5,011
Less than 12 Months, Unrealized Loss	$ 43	$ 7
12 Months or More, Fair Value
12 Months or More, Unrealized Loss
Total, Fair Value	$ 6,541	$ 5,011
Total, Unrealized Loss	$ 43	$ 7
Mortgage-Backed Securities - Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value
Less than 12 Months, Unrealized Loss
12 Months or More, Fair Value
12 Months or More, Unrealized Loss
Total, Fair Value
Total, Unrealized Loss
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value
Less than 12 Months, Unrealized Loss
12 Months or More, Fair Value
12 Months or More, Unrealized Loss
Total, Fair Value
Total, Unrealized Loss